LEASES (Tables)	12 Months Ended
Jun. 30, 2023
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Rights of use lease assets, net	¥6,666,759	¥2,654,900	$366,127

Operating lease liabilities – current	3,892,774	3,066,146	422,841
Operating lease liabilities – non-current	2,184,635	25,144	3,468
Total operating lease liabilities	¥6,077,409	¥3,091,290	$426,309

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	June 30,
	2022	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	16.18	23.90
Weighted average discount rate	5.0%	5.0%

Schedule of maturities of lease liabilities

Twelve months ending June 30,	RMB	US Dollars
2024	¥3,110,862	$429,008
2025	26,400	3,641
Total lease payments	3,137,262	432,649
Less: imputed interest	(45,972)	(6,340)
Present value of lease liabilities	3,091,290	426,309
Less: operating lease liabilities – current	3,066,146	422,841
Operating lease liabilities – non-current	¥25,144	$3,468